Employee Defined Contribution Plan and Defined Benefit Plan (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	5.04%	3.41%
Expected return on plan assets	6.00%	6.00%
Pension Cost [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	2.50%	2.50%
Future Salary [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	3.50%	3.50%